Annual Total Returns- JPMorgan Prime Money Market Fund (Premier Shares) [BarChart] - Premier Shares - JPMorgan Prime Money Market Fund - Premier	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.23%	0.82%	1.70%	2.03%	0.45%